STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 2,042	$ 920	$ 102,095	$ (453)	$ (100,520)
Balance, shares at Dec. 31, 2009		7,892,787
Change in terms of equity-classified warrants in connection with loan extinguishment	53		53
Exercise of warrants and options	107	19	88
Exercise of warrants and options, shares		174,636
Stock-based compensation	223		223
Fair value of guarantee associated with short term loan
Other comprehensive income / (loss)	(187)			(187)
Net income / (loss)	(1,505)				(1,505)
Balance at Dec. 31, 2010	773	939	102,459	(640)	(102,025)
Balance, shares at Dec. 31, 2010		8,067,423
Conversion of convertible debt	1,144	39	1,105
Conversion of convertible debt, shares		368,000
Classification of warrants to equity			860
Exercise of warrants and options	249	51	198
Exercise of warrants and options, shares		465,475
Stock-based compensation	359		359
Issuance of shares to RepliWeb's employees in connection with the acquisition	88	4	84
Issuance of shares to RepliWeb's employees in connection with the acquisition, shares		34,371
Issuance of shares related to RepliWeb acquisition	2,533	105	2,428
Issuance of shares related to RepliWeb acquisition, shares		973,694
Exercise of rights related to convertible debt	38	8	30
Exercise of rights related to convertible debt, shares		78,804
Fair value of guarantee associated with short term loan	49		49
Other comprehensive income / (loss)	(50)			(50)
Net income / (loss)	(815)				(815)
Balance at Dec. 31, 2011	5,188	1,146	107,572	(690)	(102,840)
Balance, shares at Dec. 31, 2011	9,987,777	9,987,777
Conversion of convertible debt	1,312	61	1,251
Conversion of convertible debt, shares		316,491
Classification of warrants to equity	860
Exercise of warrants and options	736	53	683
Exercise of warrants and options, shares		519,714
Tax benefit related to exercise of stock options	40		40
Stock-based compensation	736		736
Exercise of rights related to convertible debt	46	10	36
Exercise of rights related to convertible debt, shares		95,947
Fair value of guarantee associated with short term loan
Other comprehensive income / (loss)	18			18
Net income / (loss)	1,486				1,486
Balance at Dec. 31, 2012	$ 9,562	$ 1,270	$ 110,318	$ (672)	$ (101,354)
Balance, shares at Dec. 31, 2012	10,919,930	10,919,930